Stockholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017	Sep. 30, 2018	May 07, 2018	Dec. 31, 2016
Stockholders' Equity
Shares Authorized (in shares)		76,894,620	10,000,000		58,354,472
Shares Issued (in shares)		76,235,050	0		57,986,873
Shares Outstanding (in shares)		76,235,050	0		57,986,873
Carrying Value		$ 119,106	$ 0		$ 94,138
Dividend rate		8.00%
Convertible preferred stock outstanding (in shares)
Stockholders' Equity
Shares Authorized (in shares)		76,894,620			58,354,472
Shares Issued (in shares)		76,235,050			57,986,873
Shares Outstanding (in shares)		76,235,050			57,986,873
Carrying Value		$ 119,106			$ 94,138
Series A convertible preferred stock (in shares)
Stockholders' Equity
Shares Authorized (in shares)		5,375,507			5,375,507
Shares Issued (in shares)		5,375,507			5,375,507
Shares Outstanding (in shares)		5,375,507			5,375,507
Carrying Value		$ 5,037			$ 5,037
Liquidation Preference per Share (in dollars per share)		$ 1.00
8% Dividend per Share (in dollars per share)		0.08
Conversion Price per Share (in dollars per share)		$ 6.65
Series B convertible preferred stock (in shares)
Stockholders' Equity
Shares Authorized (in shares)		8,706,909			8,706,909
Shares Issued (in shares)		8,706,909			8,706,909
Shares Outstanding (in shares)		8,706,909			8,706,909
Carrying Value		$ 15,913			$ 15,913
Liquidation Preference per Share (in dollars per share)		$ 1.84
8% Dividend per Share (in dollars per share)		0.15
Conversion Price per Share (in dollars per share)		$ 9.91
Series C convertible preferred stock (in shares)
Stockholders' Equity
Shares Authorized (in shares)		14,091,589			14,091,589
Shares Issued (in shares)		13,829,906			13,829,906
Shares Outstanding (in shares)		13,829,906			13,829,906
Carrying Value		$ 14,949			$ 14,949
Liquidation Preference per Share (in dollars per share)		$ 1.07
8% Dividend per Share (in dollars per share)		0.09
Conversion Price per Share (in dollars per share)		$ 7.12
Series D convertible preferred stock (in shares)
Stockholders' Equity
Shares Authorized (in shares)		5,683,292			5,683,292
Shares Issued (in shares)		5,683,292			5,683,292
Shares Outstanding (in shares)		5,683,292			5,683,292
Carrying Value		$ 6,043			$ 6,043
Liquidation Preference per Share (in dollars per share)		$ 1.07
8% Dividend per Share (in dollars per share)		0.09
Conversion Price per Share (in dollars per share)		$ 7.12
Series E convertible preferred stock (in shares)
Stockholders' Equity
Shares Authorized (in shares)		15,373,091			15,373,091
Shares Issued (in shares)		15,267,175			15,267,175
Shares Outstanding (in shares)		15,267,175			15,267,175
Carrying Value		$ 39,848			$ 39,848
Liquidation Preference per Share (in dollars per share)		$ 2.62
8% Dividend per Share (in dollars per share)		0.21
Conversion Price per Share (in dollars per share)		$ 15.16
Series F convertible preferred stock (in shares)
Stockholders' Equity
Shares Authorized (in shares)		27,664,232			9,124,084
Shares Issued (in shares)		27,372,261			9,124,084
Shares Outstanding (in shares)		27,372,261			9,124,084
Carrying Value		$ 37,316			$ 12,348
Liquidation Preference per Share (in dollars per share)		$ 1.37
8% Dividend per Share (in dollars per share)		0.11
Conversion Price per Share (in dollars per share)		$ 9.11
IPO
Stockholders' Equity
Shares Issued (in shares)			0
IPO | Convertible preferred stock outstanding (in shares)
Stockholders' Equity
Number of shares converted (in shares)	76,235,050
Value of shares converted	$ 119,100
IPO | Common Stock (in shares)
Stockholders' Equity
Shares issued upon conversion (in shares)	12,111,706			12,111,706